Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN PENSION INVESTORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000764859
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 11, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 10, 2011
Prospectus Date	rr_ProspectusDate	May 31, 2011